Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Shareholders Equity Disclosure [Abstract]
SHAREHOLDERS' EQUITY
NOTE 16 -	SHAREHOLDERS’ EQUITY:

a.	Share capital

As of December 31, 2020 and 2019, the Company’s share capital is composed as follows:

	Number of shares
	Authorized		Issued and paid
	December 31,		December 31,
	2020 (*)	2019	2020	2019

Ordinary shares of no-par value	3,000,000,000	250,000,000	726,103,611	56,391,512

(*)	On January 28, 2020, the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional 1,250,000,000 ordinary shares, and to amend and restate the articles of association of the Company to reflect the same.

On September 15, 2020, the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional 1,500,000,000 ordinary shares, and to amend and restate the articles of association of the Company to reflect the same.

The Company’s ordinary shares are traded on the TASE, and, commencing August 21, 2018, the Company’s ADSs are traded on the Nasdaq under the symbol “SFET.” Each ADS represents 40 ordinary shares. The last reported market price for the Company’s securities on December 31, 2020 was $1.42 per ADS on the Nasdaq and $0.037 per share on the TASE (based on the exchange rate reported by the Bank of Israel for that date).

b.	Private offerings

During 2018, the Company raised approximately $3.5 million, before deducting issuance expenses, in a series of private offerings, as follows:

Date of offering	Number of shares	Unit price (in NIS)	Gross proceeds (U.S. dollars in thousands)
June 3, 2018	381,729	26-30	2,959
June 3, 2018	20,823	6	34
September 25, 2018	289,079	6	481

As part of the private offerings, the Company has undertaken that in case that it will decide to issue additional shares over the course of up to 12 or 24 months from the respective dates of the issuances, at a price per share that is lower than the price per share that was set as part of the private issuances, it will compensate the relevant investors by issuing additional shares in accordance with the difference between the price per share of the relevant private issuance and the price per share in that future issuance, up to a minimal price that ranges between NIS 0.88-6.00 per share, according to the terms of the relevant issuance. In addition, the Company has also undertaken to compensate certain brokers by issuing additional warrants in case of an anti-dilution trigger.

Following the June 3, 2018 private offering, the Company issued 20,823 shares at an exercise price of NIS 6.0 per share, reflecting the exercise price pursuant to the anti-dilution rights held by the investors, for an approximate amount of $34 thousand, and granted an additional 645 warrants, which were also triggered by an anti-dilution clause provided in prior private offerings.

Also, following the public offering as described below, the Company issued 289,079 ordinary shares in consideration for NIS 6.0 per share, reflecting the exercise price pursuant to the anti-dilution rights held by the investors, for an approximate amount of $481 thousand, and granted an additional 745 warrants which were also triggered by an anti-dilution clause provided in prior private offerings.

For accounting purposes, the Company recognized financial liabilities in respect of warrants and in respect of anti-dilution features. The warrants are measured at fair value (level 1) in accordance with their quoted price. Changes are recorded to profit or loss on a periodic basis. The anti-dilution features are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis. The equity component is initially recognized by subtracting the fair value of the financial liabilities from consideration received. The equity component is not re-measured in subsequent periods. Issuance expenses of $1,545 thousand in 2018 were allocated on a pro-rata basis to the three components mentioned above.

c.	Public and registered direct offerings

1.	On August 21, 2018, the Company completed an underwritten public offering on the Nasdaq of 25,522 units comprised of 25,522 ADSs at a price of $287 per ADS, 25,522 Series A warrants to purchase up to 38,278 ADSs with an exercise price of $287 per ADS, and 25,522 Series B warrants to purchase up to a maximum of 59,670 ADSs. The Company received aggregate gross proceeds of approximately $7.335 million from the offering.

The Series A warrants have a term of six years, are exercisable immediately and have an exercise price of $287 per ADS. The Series B warrants will become exercisable, if at all, commencing 120 days after issuance, at the discretion of the holder thereof until exercised in full, if at the 120th day after issuance, 80% of the lowest volume weighted average price of the ADSs during the five trading days immediately prior to such date (the “Reset Price”), is lower than $287. In such event, each Series B warrant holder will be entitled to additional ADSs at an exercise price of $0.02 per ADS, with the number of ADSs exercisable equal to the aggregate investment by such holder in connection with the closing of the offering divided by the Reset Price, less any ADSs issued to such holder at the closing of the offering. In no event shall the Reset Price be less than $86.10, subject to customary adjustments for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions. In the event the right to purchase additional ADSs is not triggered on the 120th day after issuance, the Series B warrants will expire immediately.

For accounting purposes, the Company’s obligation to issue a variable number of shares pursuant to the series B warrants, was classified as a financial liability measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes in the fair value were recorded to profit and loss until the reset date (see below). The equity components are initially recognized by subtracting the fair value of the financial liability from consideration received, based on the proportion of each one of them. The equity components are not re-measured in subsequent periods. Issuance expenses of $1.3 million in 2018 were allocated on a pro-rata basis to the three components mentioned above.

In connection with the underwritten public offering, the Company granted the underwriter a 45-day option to purchase up to 3,828 additional ADSs and Series A warrants to purchase up to an additional 5,742 ADSs and Series B warrants to purchase up to an additional 5,742 ADS. The underwriter did not exercise the option.

The Company also granted the underwriter warrants to purchase up to 1,276 ADSs at an exercise of $287 per ADS and a term of 5 years from the issuance date.

On December 19, 2018, the Reset Price of the Series B Warrants was set at $86.10 per ADS. As a result, the Series B Warrants holders are entitled to an additional 59,670 ADSs subject to payment of an exercise price of $0.001 per ADS. The exercise period is unlimited.

A total of 12,275 ADSs resulting from the Series B Warrants’ Reset Price calculations were not registered with the U.S. Securities and Exchange Commission (“SEC”). As a result, in January 2019 those warrants were cancelled and replaced with substantially similar warrants that contain a mechanism for cashless exercise.

As of December 31, 2019, 58,231 ADS were exercised by the Series B warrants holders, such that the unexercised balance as of this date was 1,431 ADSs.

For accounting purposes, as of December 19, 2018, following the setting of the Reset Price, as described above, the fair value of the financial liability, as of such date, in the amount of $3,479 thousand, was reclassified to equity on December 31, 2018, other than the amount of ADSs not approved for registration, which was still classified as a financial liability in the statement of financial position based on fair value of the Company’s share price at December 31, 2018 (a level 1 measurement). During 2019, the remaining amount of financial liability was classified to equity, after approved for registration.

2.	On November 5, 2019, the Company completed an additional underwritten public offering of approximately $3.5 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of (i) 121,400 units (the “November 2019 Units”) of ADSs and warrants to purchase 1.5 ADSs per warrant (the “November 2019 Warrants”), with each November 2019 Unit consisting of one ADS and one November 2019 Warrant, and (ii) 378,500 pre-funded units (the “November 2019 Pre-Funded Units”), with each November 2019 Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (a “November 2019 Pre-Funded Warrant”) and a November 2019 Warrant.

Each November 2019 Unit was sold at a price of $7.00 per unit, and each November 2019 Pre-Funded Unit was sold at a price of $7.00 per unit, including the November 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The November 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The November 2019 Warrants have a per ADS exercise price of $7.70 per full ADS, are exercisable immediately, and will expire five years from the date of issuance.

The Company granted the underwriter a 45-day option to purchase up to an additional 74,985 ADSs and/or November 2019 Warrants to cover over-allotments, if any. The underwriter did not exercise its option.

As of December 31, 2019, all November 2019 Pre-Funded Units from this offering were exercised in exchange for the exercise price of $0.001 per ADS, as well as 10,000 warrants that were exercised in an aggregate amount of $77 thousand.

3.	On December 26, 2019, the Company completed the December 2019 Registered Direct Offering of $1,668 thousand, before deducting offering expenses. The offering consisted of (i) 269,272 ADSs, and (ii) 260,281 pre-funded warrants, each to purchase one ADS and one regular warrant to purchase one ADS at an exercise price of $3.30 (the “December 2019 Pre-Funded Warrants”).

Each ADSs was sold at a price of $3.15 per ADS, and each December 2019 Pre-Funded Warrant was sold at a price of $3.15 per warrant, including the December 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The December 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The December 2019 Warrants have a per ADS exercise price of $3.30 per full ADS, are exercisable immediately, and will expire 5.5 years from the date of issuance.

For accounting purposes, the Company recognized financial liability in respect of the December 2019 Warrants. These warrants are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis. The equity components are initially recognized by subtracting the fair value of the financial liability from consideration received. The equity components are not re-measured in subsequent periods. Issuance expenses of $185 thousand in 2019 were allocated on a pro-rata basis to the three components mentioned above.

4.	On April 2, 2020, the Company completed a registered direct offering of $720 thousand, before deducting offering expenses. The offering consisted of 450,000 ADSs at a price per ADS of $1.60.

5.

On April 23, 2020, the Company completed an additional underwritten public offering of approximately $8.4 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of ((i) 858,600 units (the “April 2020 Units”) of ADS and warrants to purchase one ADS per warrant (the “April 2020 Warrants”), with each Unit consisting of one ADS and one Warrant, and (ii) 6,777,500 pre-funded units (the “April 2020 Pre-Funded Units”), with each Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (an “April 2020 Pre-Funded Warrant”) and one Warrant.

Each April 2020 Unit was sold at a price of $1.10 per unit, and each April 2020 Pre-Funded Unit was sold at a price of $1.099 per unit, including an exercise price of $0.001 per full ADS. The April 2020 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The Warrants have a per ADS exercise price of $1.20 per full ADS, are exercisable immediately, and will expire five years from the date of issuance.

The Company granted the underwriter a 45-day option to purchase up to an additional 1,145,415 ADSs and/or April 2020 Warrants to cover over-allotments, if any. The underwriter did not exercise its option.

As of December 31, 2020, all the April 2020 Pre-Funded Warrants were exercised into 6,777,500 ADSs in exchange for an aggregate exercise amount of approximately $7 thousand. Also, 3,059,000 April 2020 Warrants were exercised into 3,059,000 ADSs in exchange for an aggregate exercise amount of approximately $3.7 million.

6.

On July 22, 2020, the Company closed a registered direct equity offering. The offering included the issuance of 3,075,000 ADSs at a purchase price of $1.40 per ADS, and 1,145,000 pre-funded warrants (the “July 2020 Pre-Funded Warrants”). The July 2020 Pre-Funded Warrants were sold at a price of $1.40 each, including the July 2020 Pre-Funded Warrant exercise price of $0.001 per full ADS. The July 2020 Pre-Funded Warrants will be exercisable at any time after the date of issuance upon payment of the exercise price. The offering resulted in gross proceeds to the Company of approximately $5.9 million.

As of December 31, 2020, all the July 2020 Pre-Funded Warrants were exercised into 1,145,000 ADSs in exchange for an aggregate exercise amount of approximately $1 thousand.

d.	Reverse Split

On September 26, 2019, the Company’s shareholders approved a reverse split of the share capital of the Company by a ratio of up to 20:1, to be effective at the ratio and date to be determined by the Company’s Board of Directors (the “Board of Directors”). On October 2, 2019, the Board of Directors resolved that the final ratio will be 20:1, which became effective on October 21, 2019 (the “Reverse Split”). All descriptions of the Company’s share capital in these consolidated financial statements, including share amounts and per share amounts, are presented after giving effect to the Reverse Split.

e.	Rights conferred by shares

Ordinary shares

The ordinary shares confer upon their holders voting rights, the right to receive dividends, the right to a share in excess assets upon liquidation of the Company and other rights as set out in the Company’s articles of association.